Summary of significant accounting policies (Policies)	6 Months Ended
Jun. 30, 2025
Summary of significant accounting policies
Changes in accounting policies

Changes in accounting policies

New Standards and Amendments issued by the IASB and applicable to the Group from January 1, 2025

New IFRS Standards and Amendments to existing standards	Effective date
IAS 21 Lack of Exchange ability (Amendments to IAS 21)	January 1, 2025

There are no accounting pronouncements which have become effective from 1 January 2025 that have a significant impact on the Interim Condensed Consolidated Financial Statements. The accounting policies applied in these Interim Condensed Consolidated Financial Statements are the same as those applied in the Group’s Annual Consolidated Financial Statements as at and for the year ended December 31, 2024.

New standards, amendments and interpretations not yet effective

New IFRS Standards and Amendments to existing standards	Effective date
IFRS 7 and IFRS 9 Classification and Measurement of Financial Instruments (Amendments to IFRS 9 and IFRS 7)	January 1, 2026
IFRS 7 and IFRS 9 Contracts Referencing Nature-dependent Electricity (Amendments to IFRS 9 and IFRS 7)	January 1, 2026
Annual Improvements to IFRS Accounting Standards – Volume 11	January 1, 2026
IFRS 18 Presentation and Disclosure in Financial Statements	January 1, 2027
IFRS 19 Subsidiaries without Public Accountability: Disclosures	January 1, 2027

At the date of authorization of these Interim Condensed Consolidated Financial Statements, a new, but not yet effective, amendment to existing Standard, has been published by the IASB. No amendment has been adopted early by the Group. The management had not yet completed the analysis necessary to assess the impacts of the new standards and the interpretations not yet applicable to the Group.